REVENUE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	$ 59,707	$ 62,974
Revenue	59,434	63,746
Customer A [Member]
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	18,601	0
Customer B [Member]
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	18,779	0
Customer C [Member]
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	19,780	0
Customer D [Member]
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	2,065	24,805
Customer E [Member]
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	190	24,433
Customer F [Member]
Notes To Financial Statements [Line Items]
Revenue from contracts with customers	$ 19	$ 14,508